Postretirement Benefits (Components Of Net Periodic Pension Cost) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 20,952	$ 18,948	$ 17,912
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	9,277	8,174	7,571
Interest cost on projected benefit obligation	16,106	15,392	14,490
Expected return on assets	(16,068)	(15,025)	(15,577)
Net amortization	11,637	10,407	11,428
Net periodic benefit cost	$ 20,952	$ 18,948	$ 17,912